Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 112	$ 122		$ 48
Borrowings	1,571	2,044		$ 1,984
Level 3
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	233	333
Deferred consideration asset	116	110
Level 3 | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	489	299
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	233	333
Deferred consideration asset	116	110
Level 3 | Fair value | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	489	299
Level 1 | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,082	1,745
Level 1 | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	89	11
Level 1 | Fair value | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,068	1,729
Level 1 | Fair value | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	89	11
Mponeng
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	5		$ 23
Mponeng | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	5	23
Mponeng | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	5	23
Gramalote
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	18		18
Gramalote | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	18	18
Gramalote | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	18	18
Mansala
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	23		23
Mansala | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	24	23
Mansala | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	24	23
Doropo and ABC | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	17	14
Doropo and ABC | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	17	14
Mineraçao Serra Grande Mine (MSG)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	48		$ 44
Mineraçao Serra Grande Mine (MSG) | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	48	44
Mineraçao Serra Grande Mine (MSG) | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 48	$ 44